CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2022		$ 1,133,030	$ 5,311,953	$ (3,317,652)	$ (861,271)	$ 227,200	$ 1,360,230
Options converted to shares			73,372		(73,372)
Share-based payment expense		3,129			3,129		3,129
Total transactions with owners of the Company		3,129	73,372		(70,243)		3,129
Income/(loss) for the period	[1]	10,581		10,581		(2,806)	7,775	[2]
Other comprehensive income/(loss)		38,990			38,990	5,202	44,192	[2]
Total comprehensive (loss)/income	[1]	49,571		10,581	38,990	2,396	51,967	[2]
Ending balance, Equity at Mar. 31, 2023	[1]	1,185,730	5,385,325	(3,307,071)	(892,524)	229,596	1,415,326
Beginning balance, Equity at Dec. 31, 2022		1,133,030	5,311,953	(3,317,652)	(861,271)	227,200	1,360,230
Options converted to shares					(92,896)
Share-based payment expense					13,168
Other comprehensive income/(loss)					950,855
Ending balance, Equity at Dec. 31, 2023		109,848	5,394,812	(5,293,394)	8,430	237,506	347,354
Options converted to shares			2,878		(2,878)
Share-based payment expense		3,255			3,255		3,255
Total transactions with owners of the Company		3,255	2,878		377		3,255
Income/(loss) for the period		(1,553,328)		(1,553,328)		(3,922)	(1,557,250)
Other comprehensive income/(loss)		1,050,193			1,050,193	(6,673)	1,043,520
Total comprehensive (loss)/income		(503,135)		(1,553,328)	1,050,193	(10,595)	(513,730)
Ending balance, Equity at Mar. 31, 2024		$ (390,032)	$ 5,397,690	$ (6,846,722)	$ 1,059,000	$ 226,911	$ (163,121)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.